FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
19.	FAIR VALUE MEASUREMENT

Measured on recurring basis

The Group measured its financial assets and liabilities, including cash, accounts receivable, short-term investment, amounts due from related parties, consideration receivable, accounts payable and amounts due to related parties on a recurring basis as of December 31, 2015 and 2016.

Cash and short-term investment are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The carrying amounts of accounts receivable, consideration receivable, amounts due from related parties, accounts payable and amounts due to related parties approximate their fair values due to their short-term maturity.

Measured on non-recurring basis

The Group measured intangible assets and property and equipment at fair value on a nonrecurring basis. The fair value was determined using models with significant unobservable inputs (Level 3 inputs). This was based on a number of key assumptions, including, but not limited to, a discount rate of 18% and the annual net revenue projections based on the projected levels of advertising activities during the forecast periods, all of which were classified as Level 3 in the fair value hierarchy. As a result, the Group recorded Nil, Nil and $826 impairment charge for the year ended December 31, 2014, 2015 and 2016, respectively.

The Group measured its long-term investment in AM Advertising at fair value on a nonrecurring basis as result of the disposal transaction of Target Business as set forth in Note 1. The fair value was determined using the market approach (AM Advertising’s recent capital transaction announced to the public) with quoted price for the assets in active markets (Level 1 inputs). No impairment was recorded for the years ended December 31, 2015 and 2016.

The Group measured the provision for earnout commitment at fair value on a nonrecurring basis as result of the disposal transaction of Target Business as of December 31, 2015. The fair value was determined using the Monte Carlo method with significant unobservable inputs (Level 3 inputs) which primarily included forecast adjusted net income over the contingent consideration period and the risk-adjusted discount rate of 7.5%. As of December 31, 2016, due to disputes, the Company considered the provision for earnout commitment as contingent liability and disclosed in Note 25.